Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line items]
Financial assets	£ 7,099.4	£ 7,590.1
Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	6,572.2	7,007.6
Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	527.2	582.5
0-30 days [member]
Disclosure of financial assets [Line items]
Financial assets	692.5	1,064.8
0-30 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	660.0	934.9
0-30 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	32.5	129.9
31-90 days [member]
Disclosure of financial assets [Line items]
Financial assets	175.9	389.3
31-90 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	167.3	341.0
31-90 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	8.6	48.3
91-180 days [member]
Disclosure of financial assets [Line items]
Financial assets	52.2	108.3
91-180 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	40.4	92.1
91-180 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	11.8	16.2
181 days - 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	11.8	27.6
181 days - 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	7.5	22.4
181 days - 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	4.3	5.2
Over 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	22.8	89.2
Over 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	4.6	63.9
Over 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	18.2	25.3
Not past due [member]
Disclosure of financial assets [Line items]
Financial assets	6,144.2	5,910.9
Not past due [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	5,692.4	5,553.3
Not past due [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	£ 451.8	£ 357.6